PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Premises and equipment at December 31 were as follows:

(Dollars in thousands)	2019	2018
Land and land improvements	$54,958	$57,701
Buildings	163,277	161,817
Furniture and fixtures	74,881	66,567
Leasehold improvements	31,728	29,086
Construction in progress	4,096	5,731
	328,940	320,902

Less: Accumulated depreciation and amortization	114,434	105,250
Total	$214,506	$215,652